First Investors Tax Exempt Minnesota Fund
First Investors Tax Exempt Minnesota Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Minnesota.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 84 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-54 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Minnesota Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Minnesota Fund	Class A		Class B		Advisor Class	Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	none
Other Expenses	0.24%	[1]	0.35%	[1]	0.39%	0.24%
Total Annual Fund Operating Expenses	1.14%	[1]	1.95%	[1]	0.99%	0.84%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Minnesota Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	916	1,167	1,881
Class B	598	912	1,252	2,065
Advisor Class	101	315	547	1,213
Institutional Class	86	268	466	1,037

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Minnesota Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	916	1,167	1,881
Class B	198	612	1,052	2,065
Advisor Class	101	315	547	1,213
Institutional Class	86	268	466	1,037

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Minnesota.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Minnesota.  Such securities include obligations issued by municipalities and other authorities in Minnesota and may include, to a limited extent, investments in obligations issued by U.S. possessions and territories, such as Puerto Rico.  In certain cases, dividends paid by the Fund may also be exempt from local income taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  The Fund may be subject to a greater risk of rising interest rates during periods of historically low interest rates.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Minnesota’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Market Risk.  The prices of, and the income generated by, municipal securities may decline in response to certain events, such as general economic and market conditions, regional or global economic instability, interest rate fluctuations, and those events directly involving the issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 5.68% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.85% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2013
Average Annual Returns First Investors Tax Exempt Minnesota Fund		1 Year	5 Years	10 Years
Class A	[1]	(8.67%)	3.64%	3.14%
Class B	[1]	(7.58%)	3.78%	3.16%
After Taxes on Distributions Class A	[1]	(8.67%)	3.64%	3.14%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	(4.54%)	3.40%	3.17%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	(2.89%)	6.27%	4.46%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.